Revenue from collaboration agreements (Tables)	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Summary of Deferred revenue related to the collaboration agreements
Deferred revenue related to the collaboration agreements consists of the following:

	As of
	June 30, 2024	December 31, 2023
	(Euros in thousands)
Current	95,521	100,401
Non-current	75,298	115,527

Total	170,819	215,928

Summary of revenue from collaboration agreements explanatory
Revenue from collaboration agreements was realized with the following partners:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	(Euros in thousands)		(Euros in thousands)
BMS, United States	10,035	21,439	15,770	31,935
Moderna, United States	8,720	—	18,303	—
Genmab, Denmark	—	915	14,951	215

Total	18,755	22,354	49,024	32,150